Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events

NOTE 11 - Subsequent Events

Extension of March 2011 Notes

Effective October 28, 2011, the purchasers of the March 2011 Notes (the “Investors”) agreed to extend the maturity date of the Notes (the “Extension Agreement”) to October 29, 2011(the “New Maturity Date”) (see Note 5).  As consideration for the agreement by the Note Holders to enter into the Extension Agreement, the Company (i) issued to the Note Holders an aggregate of 112,500 shares of its common stock, par value $0.001 per share and (ii) paid to the Investors, an aggregate of $135,000 as additional interest for the period beginning on February 28, 2011 (the date the Note Holders placed the principal amount in escrow) and ending on March 28, 2011.  The Company agreed to provide piggyback registration rights with respect to the 112,500 shares on the same terms and conditions provided for the registrable securities in the Registration Rights Agreement contained in the Private Placement.

The Company has agreed that if it fails to repay the March 2011 Notes on or before the New Maturity Date, then in addition to the interest due under the March 2011 Notes, the Company will pay an additional 2% (annualized) for each 30 day period all or any portion of the principal or accrued interest remain unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% being calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the New Maturity Date and then upon each 30 day anniversary of the New Maturity Date.

Issuance of common stock

On October 28, 2011, the Company issued an aggregate of 112,500 shares of its common stock to the holders of the March 2011 Notes in consideration for the extension of the maturity date of such notes.

On November 3, 2011, the Company sold 455,000 shares of our common stock, par value $0.001 per share, for $1.00 per share pursuant to subscription agreements entered into on October 31, 2011 and November 1, 2011.

On November 30, 2011, the Company issued 500,000 shares of its common stock, par value $0.001 per share, pursuant to a Subscription Agreement entered into on that date.

Also on November 30, 2011, the Company issued 1,018,456 shares of its common stock, par value $0.001 per share, upon conversion of the principal and all of the interest due on a certain convertible promissory note issued by the Company on September 22, 2011, according to the conditions set forth in such note. In addition, pursuant to the terms of the Securities Purchase Agreement related to the note, the Company issued to the holder of the note a warrant to purchase 250,000 shares of its common stock at an exercise price of $1.00 per share.